Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(2)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 2(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) (millions) (7)	Revenue (millions) (8)
							Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2026	$24,308,723	$(13,700,439)	$36,167,342	$20,075,265	$5,456,389	$(2,621,987)	$13.33	$256.94	$(470.4)	$250.3
2025	$25,516,876	$39,480,848	$—	$—	$5,932,374	$6,545,806	$33.22	$172.25	$(288.7)	$389.1
2024	$24,764,958	$82,190,636	$—	$—	$3,514,867	$6,928,664	$34.00	$151.38	$(279.7)	$310.6
2023	$31,712,200	$49,955,502	$—	$—	$16,224,783	$14,368,424	$26.89	$110.13	$(268.8)	$266.8
2022	$26,865,979	$(488,891,227)	$—	$—	$17,608,679	$(8,285,912)	$25.64	$101.89	$(192.1)	$252.8

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Siebel for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the section entitled “Executive Compensation – Summary Compensation Table.” The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Ehikian for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the section entitled “Executive Compensation – Summary Compensation Table.”
Peer Group Issuers, Footnote	Represents the TSR of the S&P 500 Information Technology Index based on a $100 investment in our Class A common stock as of April 30, 2021, valued again on each of April 30, 2022, 2023, 2024, 2025 and 2026.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Siebel, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Ehikian, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Siebel and Mr. Ehikian during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Siebel’s and Mr. Ehikian’s total compensation for the fiscal year indicated to determine the compensation actually paid (adjustments for pension benefits are not covered, as the Company does not have any defined benefit or actuarial pension plans):
PEO 1:

Fiscal Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 1
2026	$24,308,723	$(23,000,004)	$(15,009,158)	$(13,700,439)
PEO 2:

Fiscal Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 2
2026	$36,167,342	$(35,000,013)	$18,907,936	$20,075,265
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year. Adjustments for dividend payments are not covered, as the Company does not pay dividends on equity awards. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the fiscal year indicated are as follows:
PEO 1:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Fiscal Year and Outstanding and Unvested at Fiscal Year End	Change in Fair Value from the end of the prior Fiscal Year to the end of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Total Equity Award Adjustments
2026	$11,748,613	$(22,086,235)	$900,004	$(5,571,540)	$—	$(15,009,158)
PEO 2:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Fiscal Year and Outstanding and Unvested at Fiscal Year End	Change in Fair Value from the end of the prior Fiscal Year to the end of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2026	$11,450,196	$—	$7,457,740	$—	$—	$18,907,936

Non-PEO NEO Average Total Compensation Amount	$ 5,456,389	$ 5,932,374	$ 3,514,867	$ 16,224,783	$ 17,608,679
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,621,987)	6,545,806	6,928,664	14,368,424	(8,285,912)
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Siebel and Mr. Ehikian), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Siebel and Mr. Ehikian) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Siebel and Mr. Ehikian) for the fiscal year indicated to determine the compensation actually paid, using the same methodology described above in Note 2 (adjustments for pension benefits are not covered, as the Company does not have any defined benefit or actuarial pension plans):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2026	$5,456,389	$(4,524,010)	$(3,554,366)	$(2,621,987)
The amounts deducted or added in calculating the total average equity award adjustments for the fiscal year indicated are as follows (adjustments for dividend payments are not covered, as the Company does not pay dividends on equity awards):

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year and Outstanding and Unvested at Fiscal Year End	Average Change in Fair Value from the end of the prior Fiscal Year to the end of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Average Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Total Average Equity Award Adjustments
2026	$2,002,303	$(5,022,700)	$437,272	$(971,241)	$—	$(3,554,366)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to Mr. Siebel and Mr. Ehikian and the average compensation actually paid to our other NEOs, on the one hand, to our cumulative TSR and the cumulative TSR of our Peer Group measured over the period commencing on April 30, 2021 and ending on April 30, 2026 (which is the last day of our last completed fiscal year), on the other.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The following graph shows the relationship between the compensation actually paid to Mr. Siebel and Mr. Ehikian and the average compensation actually paid to our other NEOs, on the one hand, to our annual net income (loss) for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
The following graph shows the relationship between the compensation actually paid to Mr. Siebel and Mr. Ehikian and the average compensation actually paid to our other NEOs, on the one hand, to our annual revenue for each of the periods presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between our cumulative TSR for the period commencing on April 30, 2021 and ending on April 30, 2026 (which is the last day of our last completed fiscal year) to the cumulative TSR of the companies comprising the S&P 500 Information Technology Index for the same period.

Tabular List, Table	Net income •Revenue •Stock Price
Total Shareholder Return Amount	$ 13.33	33.22	34.00	26.89	25.64
Peer Group Total Shareholder Return Amount	256.94	172.25	151.38	110.13	101.89
Net Income (Loss)	$ (470,400,000)	$ (288,700,000)	$ (279,700,000)	$ (268,800,000)	$ (192,100,000)
Company Selected Measure Amount	250,300,000	389,100,000	310,600,000	266,800,000	252,800,000
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation that the SEC deems to have been actually paid to our principal executive officer (“PEO”) and other named executive officers (“NEOs”) and certain indicators of our financial performance. Please note that Item 402(v) requires the amounts included in the “compensation actually paid” columns of the table below to be calculated according to a particular formula that treats the increase or decrease in the value of outstanding equity awards as amounts “actually paid” to the NEO, regardless of whether the NEO realized any gain from such fluctuation in equity value. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Siebel, who has served as our Chief Executive Officer since 2011 and Mr. Ehikian) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Siebel and Mr. Ehikian) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2026, Hitesh Lath; (ii) for 2025, Edward Abbo, Hitesh Lath and Merel Witteveen; (iii) for 2024, Edward Abbo, Juho Parkkinen, Houman Behzadi, Hitesh Lath and Guy Wanger; (iv) for 2023, Edward Abbo, Juho Parkkinen, Houman Behzadi and Richard Lutton; and (v) for 2022, David Barter, Edward Abbo, Juho Parkkinen, Houman Behzadi, Richard Lutton and Adeel Manzoor .Represents the total stockholder return (“TSR”) of a $100 investment in our stock as of April 30, 2021, valued again on each of April 30, 2022, 2023, 2024, 2025 and 2026. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.Reflects “revenue” for each fiscal year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the fiscal years.
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company performance measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
All of the information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	•Net income
Measure:: 2
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	•Stock Price
Thomas M. Siebel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 24,308,723	$ 25,516,876	$ 24,764,958	$ 31,712,200	$ 26,865,979
PEO Actually Paid Compensation Amount	$ (13,700,439)	$ 39,480,848	$ 82,190,636	$ 49,955,502	$ (488,891,227)
PEO Name	Mr. Siebel	Mr. Siebel	Mr. Siebel	Mr. Siebel	Mr. Siebel
Stephen Ehikian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 36,167,342
PEO Actually Paid Compensation Amount	$ 20,075,265
PEO Name	Mr. Ehikian
PEO | Thomas M. Siebel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,000,004)
PEO | Thomas M. Siebel [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,009,158)
PEO | Thomas M. Siebel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,748,613
PEO | Thomas M. Siebel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,086,235)
PEO | Thomas M. Siebel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	900,004
PEO | Thomas M. Siebel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,571,540)
PEO | Thomas M. Siebel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen Ehikian [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,000,013)
PEO | Stephen Ehikian [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,907,936
PEO | Stephen Ehikian [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,450,196
PEO | Stephen Ehikian [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen Ehikian [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,457,740
PEO | Stephen Ehikian [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen Ehikian [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,524,010)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,554,366)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,002,303
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,022,700)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,272
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(971,241)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0